Disclosure of foreign currency risk (Details) - Currency risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
USD / CAD exchange rate [Member]
Statements [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 5.0	$ 3.6
Effect of variance increase on other comprehensive income	0.0	0.0
Effect of variance decrease on after-tax profit	(6.0)	(4.4)
Effect of variance decrease on other comprehensive income	$ 0.0	$ 0.0
USD / PEN exchange rate [Member]
Statements [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 1.5	$ 2.1
Effect of variance increase on other comprehensive income	0.0	0.0
Effect of variance decrease on after-tax profit	(1.8)	(2.6)
Effect of variance decrease on other comprehensive income	$ 0.0	$ 0.0